Income Taxes (Tables)	12 Months Ended
Sep. 30, 2014
Income Taxes [Abstract]
Provision (benefit) for income taxes
	For the years ended September 30,
	2014	2013
Income (loss) from continuing operations before income taxes:
United States	$(876,048)	$(1,023,840)
Foreign	(6,067,017)	2,291,046
	$(6,943,065)	$1,267,206

Current tax expense (benefit):
Federal	$-	$-
Foreign	-	-
	-	-

Deferred tax expense (benefit):
Federal	-	-
Foreign	-	-
	$-	$-

Schedule of net deferred tax assets
	For the years ended September 30,
	2014	2013
Deferred tax assets:
Stock Options	$333,322	$333,322
Federal and state net operating loss carry forwards	1,532,648	1,321,844
Foreign net operating loss carry forwards	1,386,980	1,254,854
Land impairment	1,011,401	71,873
Other	100,786	94,647
Gross deferred tax assets	4,365,137	3,076,540
Less: Valuation allowance	(4,353,169)	(3,060,200)
Net deferred tax assets	11,968	16,340
Deferred tax liabilities	(11,968)	(16,340)
Net deferred taxes	$-	$-

Schedule of reconciliation between statutory tax rate and effective tax rate
	2014	2013
Statutory rate	34%	34%
Federal minimum taxes	-	-
Permanent difference	-	-
Effect of foreign earnings	(17)	(42)
Change in valuation allowance	(64)	9
State tax effect, net of federal benefit	-	-
Effect of land impairment charge	42	-
Other	5	(1)
Statutory rate	-%	-%